Schedule of Assets (Held at End of Year) (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets

Schedule of Assets (Held at End of Year)

December 31, 2025

Federal Id#: 13-5256230, Plan #: 003

	Identity of Issuer, Borrower, Lessor, or Similar Party	Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	Current Value
*	Schwab Indexed RET 2015	Common Collective Trust Fund	$535,693
*	Schwab Indexed RET 2065	Common Collective Trust Fund	1,325,817
	Vanguard Total INTL BD IDX ADM	Mutual Fund	1,942,845
*	Schwab Indexed RET 2010	Common Collective Trust Fund	2,341,698
	PIMCO High Yield Fund	Mutual Fund	2,391,173
	DFA Global Real Estate SEC	Mutual Fund	2,960,924
*	Schwab Indexed RET 2025	Common Collective Trust Fund	4,669,095
*	Schwab Indexed RET 2055	Common Collective Trust Fund	6,201,886
	Victory Small Co Opportunity I	Mutual Fund	6,796,571
*	Schwab Indexed RET 2020	Common Collective Trust Fund	6,950,299
*	Schwab Indexed RET 2045	Common Collective Trust Fund	7,576,648
	Fidelity Inflation-P ROT BD IND	Mutual Fund	8,442,991
	Gabelli US Treasury	Cash Equivalents	8,626,407
	Hood River Small Cap Growth Ret	Mutual Fund	9,578,344
*	Schwab Indexed RET 2060	Common Collective Trust Fund	10,277,414
*	Schwab Indexed RET 2035	Common Collective Trust Fund	10,756,970
	Baillie Gifford International Alpha K	Mutual Fund	11,319,076
	Fidelity US Bond Index	Mutual Fund	15,829,782
	Washington Mutual Fund R6	Mutual Fund	17,294,307
	Dodge & Cox Income X	Mutual Fund	17,438,242
	Fidelity International Inv	Mutual Fund	19,831,487
	Morley Stable Value FD Net 20	Common Collective Trust Fund	20,064,454
*	Schwab Indexed RET 2050	Common Collective Trust Fund	20,680,993
	Fidelity Extended Market Index	Mutual Fund	22,408,745
	Mainstay Large Cap Growth R1	Mutual Fund	27,275,505
*	Schwab Indexed RET 2040	Common Collective Trust Fund	29,956,067
*	Schwab Indexed RET 2030	Common Collective Trust Fund	30,582,852
*	Berkshire Hathaway Stock Fund	Unitized Stock Fund {A}	42,798,738
	Fidelity 500 Index	Mutual Fund	63,511,654

			430,366,677
*	Notes receivable from participants	Interest rates ranging from 4.25% - 9.5%	6,008,222
*	Indicates a party-in-interest		$436,374,899